Fees Summary	Feb. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,834,000
Previously Paid Amount	0.00
Total Fee Amount	280.79
Total Offset Amount	0.00
Net Fee	280.79
Narrative - Max Aggregate Offering Price	$ 1,834,000
Final Prospectus	true